AST MANAGED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 99.2%
Affiliated Mutual Funds — 97.5%
AST AQR Emerging Markets Equity Portfolio*	448,412	$4,224,041
AST ClearBridge Dividend Growth Portfolio*	88,005	1,482,001
AST Cohen & Steers Global Realty Portfolio*	2,267	25,386
AST International Growth Portfolio*	330,049	5,574,530
AST International Value Portfolio*	265,784	4,077,132
AST Loomis Sayles Large-Cap Growth Portfolio*	79,793	4,501,153
AST MFS Global Equity Portfolio*	50,472	949,888
AST Mid-Cap Growth Portfolio*	192,596	1,850,845
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	105,638	2,294,454
AST QMA US Equity Alpha Portfolio*	126,447	3,168,760
AST Small-Cap Growth Portfolio*	14,935	598,599
AST Small-Cap Value Portfolio*	28,037	502,699
AST T. Rowe Price Large-Cap Value Portfolio*	236,310	2,871,165
AST T. Rowe Price Natural Resources Portfolio*	1,179	17,079

Total Affiliated Mutual Funds (cost $34,226,311)		32,137,732
Exchange-Traded Funds — 1.7%
SPDR S&P 500 ETF Trust	1,300	335,075
Vanguard FTSE Developed Markets ETF	5,400	180,036
	Shares	Value

Exchange-Traded Funds (continued)
Vanguard FTSE Emerging Markets ETF	700	$23,485

Total Exchange-Traded Funds (cost $526,066)		538,596

Total Long-Term Investments (cost $34,752,377)		32,676,328
Short-Term Investment — 0.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $307,240)(w)	307,240	307,240

TOTAL INVESTMENTS—100.1% (cost $35,059,617)		32,983,568

Liabilities in excess of other assets — (0.1)%		(31,038)

Net Assets — 100.0%		$32,952,530

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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